PROPERTY AND EQUIPMENT, NET - Summary Of Reversion Assets (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Tabular Form Reversion Asset Usage Rights [Line Items]
Gross	$ 498,038
Accumulated Depreciation	(276,581)
Total	221,457
Building [Member]
Disclosure Of Tabular Form Reversion Asset Usage Rights [Line Items]
Gross	349,129
Furniture and Fixtures [Member]
Disclosure Of Tabular Form Reversion Asset Usage Rights [Line Items]
Gross	39,008
Plant And Gaming Machinery [Member]
Disclosure Of Tabular Form Reversion Asset Usage Rights [Line Items]
Gross	$ 109,901